Acquisitions Goodwill and Other Intangible Assets (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended										2 Months Ended				4 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2013 Customer Contracts [Member]	Dec. 31, 2012 Customer Contracts [Member]	Dec. 31, 2013 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2013 Other Intangible Assets [Member]	Dec. 31, 2012 Other Intangible Assets [Member]	Feb. 17, 2012 Laser Acquisition [Member] Northeast G&P [Member]	Feb. 17, 2012 Laser Acquisition [Member] Northeast G&P [Member] Customer Contracts [Member]	Feb. 17, 2012 Laser Acquisition [Member] Northeast G&P [Member] Customer Relationships [Member]	Feb. 17, 2012 Laser Acquisition [Member] Northeast G&P [Member] Other Intangible Assets [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Northeast G&P [Member]	Dec. 31, 2012 Caiman Acquisition [Member] Northeast G&P [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Northeast G&P [Member] Customer Contracts [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Northeast G&P [Member] Customer Relationships [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Northeast G&P [Member] Other Intangible Assets [Member]
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired				1.00%							100.00%				100.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Business Acquisition, Cost of Acquired Entity, Cash Paid											$ 325				$ 1,720
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares											7,531,381				11,779,296
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable											441				603
Business Combination, Acquisition Related Costs																16
Business Acquisition, Purchase Price Allocation [Abstract]
Assets held-for-sale											18				0
Other current assets											3				16
Property, plant and equipment											158				656
Intangible assets												316	0	2			1,141	250	2
Current liabilities											(21)				(94)
Noncurrent liabilities											0				(3)
Identifiable net assets acquired											476				1,968
Goodwill	646	649									290				356
Total											766				2,324
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Finite-Lived Intangible Assets, Gross	1,747	1,747			1,493	1,493	250	250	4	4
Finite-Lived Intangible Assets, Accumulated Amortization	(105)	(45)			(88)	(38)	(14)	(6)	(3)	(1)
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life											30 years				30 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension											9 years				18 years
Amortization of Intangible Assets	60	43	2
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	60
Finite-Lived Intangible Assets, Amortization Expense, Year Two	60
Finite-Lived Intangible Assets, Amortization Expense, Year Three	60
Finite-Lived Intangible Assets, Amortization Expense, Year Four	60
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 60